Share Based Compensation - Share Options Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award
Granted (shares)	4,155,375	474,225
Vested and expected to vest (shares)	7,772,455
Compensation expense	$ 9,937,000	$ 20,021,000	$ 30,386,000
Stock options
Share-based Compensation Arrangement by Share-based Payment Award
Weighted average grant date fair value (usd per share)	$ 4.91	$ 7.82	$ 10.07
Unrecognized stock based compensation	$ 10,800,000
Weighted average vesting period	3 years 3 months 3 days
Performance Shares
Share-based Compensation Arrangement by Share-based Payment Award
Unrecognized stock based compensation	$ 6,700,000
Weighted average vesting period	2 years 10 months 13 days
Granted (shares)	1,602,500
Options forfeited (shares)	222,500
Vested and expected to vest (shares)	80,000
Compensation expense	$ 1,400,000